Debt - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Note	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Short-term debt	$ 1,010,961	$ 1,023,815
Interest expense, debt	233,505	143,347
Due in 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment	1,100,000
MGHIF Financing Agreement [Member]
Debt Instrument [Line Items]
Short-term debt	1,000,000
Long-term debt, outstanding		$ 1,000,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Short-term debt	$ 100,000
Bridge Financing Notes [Member]
Debt Instrument [Line Items]
Number of notes | Note	3
Number of notes drew down | Note	2